Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Net revenue	$ 3,417,938	$ 3,184,066	$ 10,094,666	$ 9,305,540
Cost of revenues	2,305,627	2,123,792	6,785,972	6,268,373
Gross profit	1,112,311	1,060,274	3,308,694	3,037,167
Selling, general and administrative			1,565,934	1,468,261
Research and development	27,867	27,612	83,327	80,544
Operating income	567,642	533,734	1,659,433	1,488,362
Other (income) expense:
Interest, net			311,040	214,242
Gain on the sale of dialysis clinics	(58)		(34,019)
Income before income taxes	459,677	465,661	1,487,993	1,274,120
Income tax expense	153,036	162,797	462,354	436,057
Net Income	306,641	302,864	1,025,639	838,063
(Loss) gain related to cash flow hedges	6,651	(91,450)	14,893	(89,321)
Actuarial gains (losses) on defined benefit pension plans	4,794	2,111	13,537	5,676
(Loss) gain related to foreign currency translation	80,407	(273,089)	32,791	(106,731)
Income tax (expense) benefit related to components of other comprehensive income	(4,576)	37,302	(28,534)	28,455
Less: Net income attributable to noncontrolling interests	36,779	23,609	95,942	77,346
Income attributable to the Company	269,862	279,255	929,697	760,717
Current assets:
Cash and cash equivalents	619,051	395,945	619,051	395,945	457,292	522,870
Trade accounts receivable less allowance for doubtful accounts of $312,041 in 2012 and $299,751 in 2011	2,955,299		2,955,299		2,798,318
Accounts receivable from related parties	138,085		138,085		111,008
Inventories	1,026,114		1,026,114		967,496
Prepaid expenses and other current assets	936,304		936,304		1,035,366
Deferred tax asset, current	268,927		268,927		325,539
Total current assets	5,943,780		5,943,780		5,695,019
Property, plant and equipment, net	2,872,588		2,872,588		2,629,701
Intangible assets	719,098		719,098		686,652
Goodwill	11,318,784		11,318,784		9,186,650
Deferred tax asset, non-current	92,062		92,062		88,159
Total assets	21,860,333		21,860,333		19,532,850
Current liabilities:
Accounts payable	514,194		514,194		541,423
Accounts payable to related parties	126,752		126,752		111,226
Accrued expenses and other current liabilities	1,809,099		1,809,099		1,704,273
Short-term borrowings and other financial liabilities	114,477		114,477		98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	94,611		94,611		28,013
Current portion of long-term debt and capital lease obligations	498,694		498,694		1,589,776
Income tax payable, current	159,509		159,509		162,354
Deferred tax liability, current	34,278		34,278		26,745
Total current liabilities	3,351,614		3,351,614		4,262,611
Total long-term debt less current maturities	7,733,666		7,733,666		5,494,810
Other liabilities	267,596		267,596		236,628
Pension liabilities	296,997		296,997		290,493
Income tax payable, non-current	153,386		153,386		189,000
Deferred tax liability, non-current	617,454		617,454		587,800
Total liabilities	12,420,713		12,420,713		11,061,342
Noncontrolling interests subject to put provisions	546,266		546,266		410,491
Company shareholders' equity	8,635,666		8,635,666		7,901,552
Noncontrolling interests not subject to put provisions	257,688		257,688		159,465
Total equity	8,893,354		8,893,354		8,061,017	7,523,911
Total liabilities and equity	21,860,333		21,860,333		19,532,850
Consolidated Statements of Comprehensive Income
Net Income	306,641	302,864	1,025,639	838,063
(Loss) gain related to cash flow hedges	6,651	(91,450)	14,893	(89,321)
Actuarial gains (losses) on defined benefit pension plans	4,794	2,111	13,537	5,676
(Loss) gain related to foreign currency translation	80,407	(273,089)	32,791	(106,731)
Income tax (expense) benefit related to components of other comprehensive income	(4,576)	37,302	(28,534)	28,455
Other comprehensive income (loss), net of tax	87,276	(325,126)	32,687	(161,921)
Total comprehensive income	393,917	(22,262)	1,058,326	676,142
Comprehensive income attributable to noncontrolling interests	(37,934)	(21,787)	(97,183)	(76,549)
Comprehensive income attributable to the Company	355,983	(44,049)	961,143	599,593
FMCH [Member]
Other (income) expense:
Income attributable to the Company			645,824
Issuers [Member] | FMCH [Member]
Other (income) expense:
Interest, net				68,045
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative				1
Operating income				(1)
Other (income) expense:
Interest, net			(5,125)	(3,640)
Income before income taxes			5,125	3,639
Income tax expense			1,877	1,345
Net Income			3,248	2,294
Income attributable to the Company			3,248	2,294
Current assets:
Cash and cash equivalents	0	22	0	22	1
Accounts receivable from related parties	1,251,667		1,251,667		1,273,649
Total current assets	1,251,667		1,251,667		1,273,650
Total assets	1,251,667		1,251,667		1,273,650
Current liabilities:
Accounts payable to related parties					3,700
Accrued expenses and other current liabilities	11,833		11,833		29,771
Income tax payable, current					2,016
Total current liabilities	11,833		11,833		35,487
Total long-term debt less current maturities	1,173,630		1,173,630		1,177,329
Income tax payable, non-current	2,122		2,122
Total liabilities	1,187,585		1,187,585		1,212,816
Company shareholders' equity	64,082		64,082		60,834
Total equity	64,082		64,082		60,834
Total liabilities and equity	1,251,667		1,251,667		1,273,650
Consolidated Statements of Comprehensive Income
Net Income			3,248	2,294
Total comprehensive income			3,248	2,294
Comprehensive income attributable to the Company			3,248	2,294
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			27,391	60,673
Operating income			(27,391)	(60,673)
Other (income) expense:
Interest, net			160,923	61,131
Other, net			(1,175,959)	(948,275)
Income before income taxes			987,645	826,471
Income tax expense			57,948	65,754
Net Income			929,697	760,717
(Loss) gain related to cash flow hedges			(6,629)	(110,961)
Actuarial gains (losses) on defined benefit pension plans			22
(Loss) gain related to foreign currency translation			(14,402)	12,784
Income tax (expense) benefit related to components of other comprehensive income			3,629	32,863
Income attributable to the Company			929,697	760,717
Current assets:
Cash and cash equivalents	2,755	372	2,755	372	2	147,177
Accounts receivable from related parties	3,934,285		3,934,285		3,507,671
Prepaid expenses and other current assets	72,463		72,463		195,428
Deferred tax asset, current					32,466
Total current assets	4,009,503		4,009,503		3,735,567
Property, plant and equipment, net	580		580		356
Intangible assets	573		573		266
Deferred tax asset, non-current	44,171		44,171		15,923
Other assets	10,451,385		10,451,385		8,142,771
Total assets	14,506,212		14,506,212		11,894,883
Current liabilities:
Accounts payable	1,047		1,047		668
Accounts payable to related parties	1,619,854		1,619,854		1,547,946
Accrued expenses and other current liabilities	36,874		36,874		156,119
Short-term borrowings and other financial liabilities	83		83		94
Current portion of long-term debt and capital lease obligations	419,985		419,985		295,825
Income tax payable, current	118,223		118,223		128,218
Total current liabilities	2,197,858		2,197,858		2,128,870
Total long-term debt less current maturities	511,952		511,952		507,898
Long term borrowings from related parties	3,147,756		3,147,756		1,348,717
Other liabilities	6,228		6,228		2,424
Pension liabilities	6,493		6,493		5,163
Income tax payable, non-current	259		259		259
Total liabilities	5,870,546		5,870,546		3,993,331
Company shareholders' equity	8,635,666		8,635,666		7,901,552
Total equity	8,635,666		8,635,666		7,901,552
Total liabilities and equity	14,506,212		14,506,212		11,894,883
Consolidated Statements of Comprehensive Income
Net Income			929,697	760,717
(Loss) gain related to cash flow hedges			(6,629)	(110,961)
Actuarial gains (losses) on defined benefit pension plans			22
(Loss) gain related to foreign currency translation			(14,402)	12,784
Income tax (expense) benefit related to components of other comprehensive income			3,629	32,863
Other comprehensive income (loss), net of tax			(17,380)	(65,314)
Total comprehensive income			912,317	695,403
Comprehensive income attributable to the Company			912,317	695,403
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,394,861	1,425,618
Cost of revenues			890,050	900,803
Gross profit			504,811	524,815
Selling, general and administrative			148,291	154,172
Research and development			51,298	51,277
Operating income			305,222	319,366
Other (income) expense:
Interest, net			1,580	5,793
Other, net			201,306	217,715
Income before income taxes			102,336	95,858
Income tax expense			88,213	88,905
Net Income			14,123	6,953
(Loss) gain related to cash flow hedges			(9)	(181)
Actuarial gains (losses) on defined benefit pension plans			276
(Loss) gain related to foreign currency translation			2	1,781
Income tax (expense) benefit related to components of other comprehensive income			(76)	52
Income attributable to the Company			14,123	6,953
Current assets:
Cash and cash equivalents	187	191	187	191	144	225
Trade accounts receivable less allowance for doubtful accounts of $312,041 in 2012 and $299,751 in 2011	165,623		165,623		143,313
Accounts receivable from related parties	1,351,900		1,351,900		1,058,327
Inventories	261,319		261,319		224,601
Prepaid expenses and other current assets	35,092		35,092		16,973
Total current assets	1,814,121		1,814,121		1,443,358
Property, plant and equipment, net	197,054		197,054		175,798
Intangible assets	58,123		58,123		54,811
Goodwill	53,750		53,750		53,788
Deferred tax asset, non-current	0		0		2,457
Other assets	649,364		649,364		653,871
Total assets	2,772,412		2,772,412		2,384,083
Current liabilities:
Accounts payable	30,098		30,098		26,463
Accounts payable to related parties	1,394,204		1,394,204		1,057,625
Accrued expenses and other current liabilities	126,250		126,250		102,410
Deferred tax liability, current	10,638		10,638		7,292
Total current liabilities	1,561,190		1,561,190		1,193,790
Long term borrowings from related parties	199,109		199,109		203,156
Other liabilities	13,901		13,901		12,977
Pension liabilities	156,201		156,201		146,555
Total liabilities	1,930,430		1,930,430		1,556,478
Company shareholders' equity	841,982		841,982		827,605
Total equity	841,982		841,982		827,605
Total liabilities and equity	2,772,412		2,772,412		2,384,083
Consolidated Statements of Comprehensive Income
Net Income			14,123	6,953
(Loss) gain related to cash flow hedges			(9)	(181)
Actuarial gains (losses) on defined benefit pension plans			276
(Loss) gain related to foreign currency translation			2	1,781
Income tax (expense) benefit related to components of other comprehensive income			(76)	52
Other comprehensive income (loss), net of tax			193	1,652
Total comprehensive income			14,316	8,605
Comprehensive income attributable to the Company			14,316	8,605
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			17,612	17,424
Operating income			(17,612)	(17,424)
Other (income) expense:
Interest, net			111,308
Other, net			(723,885)	(525,845)
Income before income taxes			594,965	440,376
Income tax expense			(50,859)	(33,718)
Net Income			645,824	474,094
(Loss) gain related to cash flow hedges			11,725	37,147
Actuarial gains (losses) on defined benefit pension plans			13,229	5,676
Income tax (expense) benefit related to components of other comprehensive income			(9,845)	(16,860)
Income attributable to the Company				474,094
Current assets:
Accounts receivable from related parties	4,982,840		4,982,840		700,929
Prepaid expenses and other current assets	100		100		50
Total current assets	4,982,940		4,982,940		700,979
Other assets	8,296,313		8,296,313		10,995,245
Total assets	13,279,253		13,279,253		11,696,224
Current liabilities:
Accounts payable to related parties	3,143,570		3,143,570		1,557,976
Accrued expenses and other current liabilities	232,991		232,991		2,132
Current portion of long-term debt and capital lease obligations	50,000		50,000		1,142,224
Total current liabilities	3,426,561		3,426,561		2,702,332
Total long-term debt less current maturities					438,366
Long term borrowings from related parties	408,942		408,942		408,942
Other liabilities					183,839
Total liabilities	4,612,789		4,612,789		3,733,479
Company shareholders' equity	8,666,464		8,666,464		7,962,745
Total equity	8,666,464		8,666,464		7,962,745
Total liabilities and equity	13,279,253		13,279,253		11,696,224
Consolidated Statements of Comprehensive Income
Net Income			645,824	474,094
(Loss) gain related to cash flow hedges			11,725	37,147
Actuarial gains (losses) on defined benefit pension plans			13,229	5,676
Income tax (expense) benefit related to components of other comprehensive income			(9,845)	(16,860)
Other comprehensive income (loss), net of tax			15,109	25,963
Total comprehensive income			660,933	500,057
Comprehensive income attributable to the Company			660,933	500,057
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			10,838,232	9,986,851
Cost of revenues			8,014,600	7,439,187
Gross profit			2,823,632	2,547,664
Selling, general and administrative			1,336,427	1,240,980
Research and development			32,029	29,267
Operating income			1,455,176	1,277,417
Other (income) expense:
Interest, net			43,204	94,962
Gain on the sale of dialysis clinics			(139,600)
Income before income taxes			1,551,572	1,182,455
Income tax expense			555,710	483,737
Net Income			995,862	698,718
(Loss) gain related to cash flow hedges			9,806	(15,326)
Actuarial gains (losses) on defined benefit pension plans			10	0
(Loss) gain related to foreign currency translation			49,371	(122,111)
Income tax (expense) benefit related to components of other comprehensive income			(22,242)	12,400
Income attributable to the Company			995,862	698,718
Current assets:
Cash and cash equivalents	616,159	395,360	616,159	395,360	457,145	342,524
Trade accounts receivable less allowance for doubtful accounts of $312,041 in 2012 and $299,751 in 2011	2,789,676		2,789,676		2,655,005
Accounts receivable from related parties	7,700,937		7,700,937		4,214,468
Inventories	893,425		893,425		857,521
Prepaid expenses and other current assets	827,944		827,944		834,932
Deferred tax asset, current	270,189		270,189		266,164
Total current assets	13,098,330		13,098,330		9,285,235
Property, plant and equipment, net	2,791,603		2,791,603		2,560,913
Intangible assets	660,402		660,402		631,575
Goodwill	11,265,034		11,265,034		9,132,862
Deferred tax asset, non-current	110,147		110,147		125,462
Other assets	(5,004,492)		(5,004,492)		(6,082,225)
Total assets	22,921,024		22,921,024		15,653,822
Current liabilities:
Accounts payable	483,049		483,049		514,292
Accounts payable to related parties	13,108,157		13,108,157		6,697,551
Accrued expenses and other current liabilities	1,393,154		1,393,154		1,406,886
Short-term borrowings and other financial liabilities	114,394		114,394		98,707
Short Term Borrowings Due To Related Parties Current Acquisitions	94,611		94,611		(25,820)
Current portion of long-term debt and capital lease obligations	28,709		28,709		151,727
Income tax payable, current	41,819		41,819		32,120
Deferred tax liability, current	63,879		63,879		28,799
Total current liabilities	15,327,772		15,327,772		8,904,262
Total long-term debt less current maturities	8,287,790		8,287,790		7,372,794
Long term borrowings from related parties	(1,875,798)		(1,875,798)		(399,065)
Other liabilities	223,777		223,777		11,553
Pension liabilities	134,303		134,303		138,775
Income tax payable, non-current	35,961		35,961		50,309
Deferred tax liability, non-current	639,289		639,289		608,444
Total liabilities	22,773,094		22,773,094		16,687,072
Noncontrolling interests subject to put provisions	546,266		546,266		410,491
Company shareholders' equity	(656,024)		(656,024)		(1,603,206)
Noncontrolling interests not subject to put provisions	257,688		257,688		159,465
Total equity	(398,336)		(398,336)		(1,443,741)
Total liabilities and equity	22,921,024		22,921,024		15,653,822
Consolidated Statements of Comprehensive Income
Net Income			995,862	698,718
(Loss) gain related to cash flow hedges			9,806	(15,326)
Actuarial gains (losses) on defined benefit pension plans			10	0
(Loss) gain related to foreign currency translation			49,371	(122,111)
Income tax (expense) benefit related to components of other comprehensive income			(22,242)	12,400
Other comprehensive income (loss), net of tax			36,945	(125,037)
Total comprehensive income			1,032,807	573,681
Comprehensive income attributable to the Company			1,032,807	573,681
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(2,138,427)	(2,106,929)
Cost of revenues			(2,118,678)	(2,071,617)
Gross profit			(19,749)	(35,312)
Selling, general and administrative			36,213	(4,989)
Operating income			(55,962)	(30,323)
Other (income) expense:
Interest, net				(12,049)
Other, net			1,698,538	1,256,405
Income before income taxes			(1,753,650)	(1,274,679)
Income tax expense			(190,535)	(169,966)
Net Income			(1,563,115)	(1,104,713)
(Loss) gain related to foreign currency translation			(2,180)	815
Less: Net income attributable to noncontrolling interests			95,942	77,346
Income attributable to the Company			(1,659,057)	(1,182,059)
Current assets:
Cash and cash equivalents	(50)		(50)			32,944
Accounts receivable from related parties	(19,083,544)		(19,083,544)		(10,644,036)
Inventories	(128,630)		(128,630)		(114,626)
Prepaid expenses and other current assets	705		705		(12,017)
Deferred tax asset, current	(1,262)		(1,262)		26,909
Total current assets	(19,212,781)		(19,212,781)		(10,743,770)
Property, plant and equipment, net	(116,649)		(116,649)		(107,366)
Deferred tax asset, non-current	(62,256)		(62,256)		(55,683)
Other assets	(13,478,549)		(13,478,549)		(12,462,993)
Total assets	(32,870,235)		(32,870,235)		(23,369,812)
Current liabilities:
Accounts payable to related parties	(19,139,033)		(19,139,033)		(10,753,572)
Accrued expenses and other current liabilities	7,997		7,997		6,955
Short Term Borrowings Due To Related Parties Current Acquisitions	0		0		53,833
Income tax payable, current	(533)		(533)
Deferred tax liability, current	(42,031)		(42,031)		(9,346)
Total current liabilities	(19,173,600)		(19,173,600)		(10,702,130)
Total long-term debt less current maturities	(3,016,992)		(3,016,992)		(4,001,577)
Long term borrowings from related parties	(1,880,009)		(1,880,009)		(1,561,750)
Other liabilities	23,690		23,690		25,835
Income tax payable, non-current	115,044		115,044		138,432
Deferred tax liability, non-current	(21,864)		(21,864)		(20,644)
Total liabilities	(23,953,731)		(23,953,731)		(16,121,834)
Company shareholders' equity	(8,916,504)		(8,916,504)		(7,247,978)
Total equity	(8,916,504)		(8,916,504)		(7,247,978)
Total liabilities and equity	(32,870,235)		(32,870,235)		(23,369,812)
Consolidated Statements of Comprehensive Income
Net Income			(1,563,115)	(1,104,713)
(Loss) gain related to foreign currency translation			(2,180)	815
Other comprehensive income (loss), net of tax			(2,180)	815
Total comprehensive income			(1,565,295)	(1,103,898)
Comprehensive income attributable to noncontrolling interests			(97,183)	(76,549)
Comprehensive income attributable to the Company			$ (1,662,478)	$ (1,180,447)